OTHER OPERATING EXPENSE (Details) - USD ($)	3 Months Ended		6 Months Ended
	Dec. 26, 2020	Dec. 28, 2019	Dec. 26, 2020	Dec. 28, 2019
GENERAL AND ADMINISTRATIVE EXPENSES
Loss on Disposals of Assets	$ 527,944	$ 1,088,299	$ 384,577	$ 226,335
Restructuring and Reorganization Expense	591,488	5,284,661	1,180,410	5,636,590
Loss on Settlement of Accounts Payable	1,186,333	0	1,025,688	0
Gain on Lease Terminations	(1,279,533)	(23,815)	(17,908,817)	(217,127)
Other Income	(250,336)	(643,737)	(603,823)	(638,352)
Total Other Operating Expense (Income)	$ 775,896	$ 5,705,408	$ (15,921,965)	$ 5,007,446